Condensed Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY
Cash flows from operating activities:
Net income	$ 5,050	31,003	30,178
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	400	2,457	2,953
Amortization of land use rights	0	0	131
Amortization of intangible assets	2,061	12,648	12,648
Deferred income taxes	(340)	(2,087)	(2,087)
Provision for doubtful accounts	305	1,870	0
Gain on disposal of property and equipment	0	0	(1,768)
Share-based compensation	4,180	25,652	31,754
Change in operating assets and liabilities:
Accounts receivable, net	(58,106)	(356,619)	86,163
Bills receivable	489	3,002	(23,527)
Inventories	15,741	96,608	(100,066)
Prepaid expenses and other receivables	1,305	8,010	(20,482)
Accounts payable	7,384	45,319	56,719
Amount due from related party	5,824	35,743	0
Amount due to related party	27,966	171,638	0
Income taxes receivable	(245)	(1,503)	158
Income taxes payable	(59)	(362)	(2,837)
Accrued expenses and other liabilities	1,550	9,512	(9,858)
Net cash provided by operating activities	13,506	82,891	60,079
Cash flows from investing activities:
Increase in pledged bank deposits	(20,464)	(125,594)	(70,151)
Purchases of property and equipment	(1,245)	(7,642)	(680)
Net cash used in investing activities	(21,709)	(133,236)	(70,831)
Cash flows from financing activities:
Purchase of treasury stock	(5,597)	(34,349)	0
Net repayment of bank borrowings	(8,556)	(52,514)	(69,979)
Net cash used in financing activities	(14,153)	(86,863)	(69,979)
Effect of exchange rate changes on cash	(403)	(2,472)	3,434
Net decrease in cash	(25,759)	(139,680)	(77,297)
Cash at beginning of the period	52,928	324,839	572,364
Cash at end of the period	30,169	185,159	495,067
Supplementary cash flow information:
Interest paid	1,428	8,766	12,110
Income tax paid	$ 1,287	7,899	7,635